Exhibit 99.11

JPM Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Comments	Cleared Exceptions	Exceptions	TRID Flag
110799560	Funded	1	1	1	1
Verified reserves - Post closing reserves of $163,289. 38 months of subject PITI verified. 18 months required ($135,737.46). Remaining reserves are sufficient to meet 6 month PITI reserve requirement for primary residence PITI. ; Verified employment history - Secretary of State registration (pg 158) reflects Self Employment since 20xx. ;

10/31/14 - Received a response from the Lender of: "The Final 1003 prints automatically with the initial application date. The print date at the bottom of page 3 of the 1003 is when the final 1003 was printed and signed by borrower.".  Attached is a copy of the executed 1003 with a system auto-print date of 8/28/2014 in the signature line date field.  The bottom of page three reflects a print-date of 10/24/2014.  This 1003 matches to the 1003 from the file, thus the initial 1003 is missing. APP 0001 Exception Cleared.;
10/31/14 - Received copies of two Service Link invoices (different invoice numbers) with each showing a $110 fee for Service Link Retained Fee appraisal management review fee. Fees was improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.;
10/31/14 - Received a copy of a soft pull credit report on borrowers dated 10/14/14 (dated prior to the consummation date) to reflect the loan with a $711 payment and balance of $40,664 and the account with a $97 payment and $1936 balance.  CRED 0093 Exception Cleared.;
11/4/14 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is supported.  APPR 0040 Exception Cleared.;
11/4/14 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is supported.  APPR 0013 Exception Cleared.;
11/4/14 - Received copy of loan officer signed initial 1003 reflecting a print date of 8/28/2014.  APP 0003 Exception Cleared.;
 11/4/14 - Received copy of loan officer signed initial 1003 reflecting a print date of 8/28/2014.  RESPA 0015 Exception Cleared.;

RESPA 0015 RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application - Initial 1003 (pg 505) is dated 8/28/2014. Credit report (pg 85) is dated 8/11/2014. Sales contract date of 8/8/2014 (pg 463) supports application date of 8/11/2014 using credit report date. Lender application date per 1003 of 8/28/2014 is not supported. The Initial Disclosure Date (2014-08-28) is more than 3 business days from the Application Date (2014-08-11). Three business days from the Application Date is (2014-08-14). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1)) - 11/4/14 - Received copy of loan officer signed initial 1003 reflecting a print date of 8/28/2014.  RESPA 0015 Exception Cleared.

APPR 0041 Missing Pre-Closing Appraisal Review - No lender review provided in file. Missing copy of appraisal company Appraisal Invoice to confirm fee for Appraisal Review was properly labeled on HUD. - 10/31/14 - Received copies of two invoices issued by the appraisal company(different invoice numbers) with each showing a $110 fee for appraisal company Retained Fee appraisal management review fee. Fees were improperly labeled on HUD, but does not cause any material concern. APPR 0041 Exception Cleared.;

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $2,000,000 is supported. No CDA provided.  - 11/4/14 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is supported.  APPR 0040 Exception Cleared.

APP 0001 Missing Final 1003 Application - Missing signed final 1003. Signed initial 1003 dated 8/28/2014 was provided (pg 499) and used for data entry.  - 10/31/14 - Received a response from the Lender of: "The Final 1003 prints automatically with the initial application date. The print date at the bottom of page 3 of the 1003 is when the final 1003 was printed and signed by borrower.".  Attached is a copy of the executed 1003 with a system auto-print date of 8/28/2014 in the signature line date field.  The bottom of page three reflects a print-date of 10/24/2014.  This 1003 matches to the 1003 from the file, thus the initial 1003 is missing. APP 0001 Exception Cleared.

APP 0003 Missing Initial 1003 Application - Missing initial 1003 based on final 1003 received on 10/31/14.  Lender stated: "The Final 1003 prints automatically with the initial application date. The print date at the bottom of page 3 of the 1003 is when the final 1003 was printed and signed by borrower." The 1003 in file (pg. 499) and the final copy provided reflects a system auto-print date of 8/28/2014 in the signature line date field.  The bottom of page three reflects a print-date of 10/24/2014.  This 1003 matches to the 1003 from the file, thus the initial 1003 is missing.  - 11/4/14 - Received copy of loan officer signed initial 1003 reflecting a print date of 8/28/2014.  APP 0003 Exception Cleared.

APPR 0004 Missing Required Second Appraisal - Lender guidelines require two full appraisal for loan amounts greater than $1,000,000. Subject Note is $2,000,000. Per email chain (pg 436-438) two appraisals were supplied to purchaser for approval.  Only copy of 1 appraisal report is provided in file.  - 10/31/14 - Received 2nd appraisal by appraisal company dated 9/8/14 with a value of $2,150,000.  APPR 0013 Exception Cleared.;

APPR 0013 Appraisal line, net and/or gross line item adjustments exceed agency guidelines. - All comps except Comp 4 (Listing Comp) have adjustments within standard guidelines. Comp 4 reflects a $1,100,000 (50% of value) adjustment for status as Listing Comp. Comp 5 (Listing Comp) reflects an adjustment for listing of $113,700 which was 5% of value. 50% adjustment to Comp 4 was not explained. Appraiser provided no Sales Comparison narrative to explain use of comps and adjustments. Appraiser provided very little narrative as part of the report. No explanation for use of comp exceeding 1 mile. No narrative provided for non-bracketed attributes.  - 11/4/14 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is supported.  APPR 0013 Exception Cleared.

 CRED 0093 Credit Documentation is Insufficient - Missing credit supplement or bill to confirm updated balance and balance.  Review included payments for the bank and company 1 as shown no 1003 pending updated verification.  - 10/31/14 - Received a copy of a soft pull credit report on borrowers dated 10/14/14 (dated prior to the consummation date of 10/24/14) to reflect the the bank  Installment loan with a $711 payment and balance of $40,664 and the account with a $97 payment and $1936 balance.  CRED 0093 Exception Cleared.
														Non-TRID
110776307	Funded	2	1	1	2
Verified employment history - Borrowers self employment documented by IRS filings (pg 431) since 20xx.; Verified credit history - Borrowers mid credit score of 801, Borrower 2 mid credit score of 800(pg 269). Minimum required of 720. No derogatory credit. ; Verified reserves - Post closing reserves of $150,070.83. 117 months of PITI reserves verified. 18 months required. ;

PROP 0002 Property Type is prohibited - Per appraisal (pg 576) subject site is 16.74 acres. Per Lender Guidelines (pg 12 of 70) subjects with more than 10 acres are not eligible for financing. No evidence of Client exception in file.  - 11/12/14 - Received full copy of email Exception Approval from Lender. Client confirmed previously that exception was indeed granted acreage as the comps were similar and value was supported. PROP 0002 Exception Overridden to EV2 level.

11/7/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,900,000 is supported.  APPR 0040 Exception Cleared.;
11/7/14 - Received response from Lender of: "The Final 1003 prints automatically with the initial application date. The print date at the bottom of page 3 of the 1003 is when the final 1003 was printed and signed by borrower." ** Executed 1003 (pg. 668) with a system auto-print date of 8/22/2014 in the signature line date field.  The bottom of page three reflects a print-date of 10/27/2014.  This 1003 matches to the 1003 from the file, labeled as final. APP 0001 Exception Cleared.;
11/7/14 - Received copy of executed and datedBorrower acknowledgement of HUD Settlement Cost Booklet. Disclosure cover letter in file (pg. 681) reflects disclosures mailed on 8/25/2014.  COMP 0038 Exception Cleared.;
11/7/14 - Received copy of executed and dated (8/28/2014) 5/1 ARM Jumbo disclosure and Borrower acknowledgement of Charm Booklet. Disclosure cover letter in file (pg. 681) reflects disclosures mailed on 8/25/2014. COMP 0037 Exception Cleared.  ;
11/7/14 - Received a response from Lender that FACT 0001 Notice of Extension of Credit is not applicable to this transaction and has thus can be removed from the Clean Room. It is only applicable to Texas Cash-out transactions. ** Agree. FACT 0001 Exception Cleared.;
11/7/14 - Received response from Lender of: "See attached welcome letter. 2nd page under Fair Credit is where it states that they have the right to receive credit scores". Attached is Welcome letter and Disclosure cover letter in file (pg. 681) reflects disclosures mailed on 8/25/2014. ** FACT 0002 Exception Cleared.;
11/12/14 - Notice of Servicing transfer is required.  Received copy of executed and dated Servicing Disclosure Statement with print date of 8/25/2014 and borrower executed date of 8/28/2014. ** SVCT 0001 Exception Cleared;
11/12/14 - Received email confirmation from Client that an exception was granted for acreage as the comps were similar and value was supported.
11/12/14 - Received full copy of email Exception Approval from Lender. Client confirmed previously that exception was indeed granted acreage as the comps were similar and value was supported. PROP 0002 Exception Overridden to EV2 level.;
 11/13/14 - Received a copy of credit inquiry on subject loan from borrower dated 10/2/14 reflecting only inquiries resulting in new debt which are for the subject purchase, thus all debt was considered in qualifying. CRED 0093 Exception Cleared.;

COMP 0038 Special Information Handbook Not Provided - Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Booklet within 3 days of application date of 8/22/2014.   - 11/7/14 - Received copy of executed and dated (8/28/2014) Borrower acknowledgement of HUD Settlement Cost Booklet. Disclosure cover letter in file (pg. 681) reflects disclosures mailed on 8/25/2014.

APP 0001 Missing Final 1003 Application - Missing final 1003 signed at closing. 1003 documents in file (pg 668, 266) were used for data entry, however they are dated at application.   - 11/7/14 - Received response from Lender of: "The Final 1003 prints automatically with the initial application date. The print date at the bottom of page 3 of the 1003 is when the final 1003 was printed and signed by borrower." ** Executed 1003 (pg. 668) with a system auto-print date of 8/22/2014 in the signature line date field.  The bottom of page three reflects a print-date of 10/27/2014.  This 1003 matches to the 1003 from the file, labeled as final. APP 0001 Exception Cleared.

FACT 0002 Borrower(s) Did Not Receive "Right to Receive Credit Scores" - Missing evidence that borrower was provided  with "Right to Receive Credit Scores" disclosure.  - 11/7/14 - Received response from Lender of: "See attached welcome letter. 2nd page under Fair Credit is where it states that they have the right to receive credit scores". Attached is Welcome letter and Disclosure cover letter in file (pg. 681) reflects disclosures mailed on 8/25/2014. ** FACT 0002 Exception Cleared.

CRED 0093 Credit Documentation is Insufficient - Missing written letter of explanation for all credit inquiries (pg 275) and declaration if additional debt was incurred from inquiries. - 11/13/14 - Received a copy of credit inquiry on subject loan from borrower dated 10/2/14 reflecting only inquiries resulting in new debt was that of the lender and EMS which are for the subject purchase, thus all debt was considered in qualifying. CRED 0093 Exception Cleared.

FACT 0001 Borrower(s) did not receive Notice to Home Loan Applicant - Missing evidence that borrower was provided  "Notice of Extension of Credit" disclosure. - 11/7/14 - Received a response from Lender that FACT 0001 Notice of Extension of Credit is not applicable to this transaction and has thus can be removed from the Clean Room. It is only applicable to Texas Cash-out transactions. ** Agree. FACT 0001 Exception Cleared.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence that borrower was provided with Consumer Handbook on Adjustable Rate Mortgages.  - 11/7/14 - Received copy of executed and dated (8/28/2014) 5/1 ARM Jumbo disclosure and Borrower acknowledgement of Charm Booklet.

SVCT 0001 Missing Notice of Servicing Transfer Disclosure - Missing Notice of Servicing Transfer Disclosure. - 11/12/14 - Received a statement from Lender of: "Bank will retain servicing on this loan. Notice of Servicing Transfer Disclosure is not required on this loan." Notice of Servicing transfer is required.  Received copy of executed and dated Servicing Disclosure Statement with print date of 8/25/2014 and borrower executed date of 8/28/2014. ** SVCT 0001 Exception Cleared.

 APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $1,900,000 is supported. No CDA provided.  - 11/7/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,900,000 is supported.  APPR 0040 Exception Cleared.
														Non-TRID
300125362	Funded	2	1	2	1
Verified housing payment history - 167 months of current and prior mortgage history paid 0x30 per credit report. ; Verified credit history - 792/738 qualifying credit scores. 720 minimum score required. No material derogatory credit. Credit file dates back to 9/1997. ; Low LTV/CLTV/HCLTV - 60% LTV/CLTV. Maximum LTV of 70% allowed. ; Verified employment history - Employment history confirmed with same employers per verbal VOE for borrower for xx years and Co-borrower for xx.  ;

TRID 0092 Estimated Total Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Estimated Payments in Columns 2 (Year 8), 3 (Year 9) and 4 (Years 10-30) do not match the Calculated Payments.
The Minimum Principal and Interest Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (2105), while the Calculated Projected Payments Table has a value of (2344).
The Estimated Total Minimum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (2840), while the Calculated Projected Payments Table has a value of (3079).

The Minimum Principal and Interest Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (1839), while the Calculated Projected Payments Table has a value of (2344).
The Estimated Total Minimum Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (2574), while the Calculated Projected Payments Table has a value of (3079).

The Minimum Principal and Interest Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (1839), while the Calculated Projected Payments Table has a value of (2344).
The Estimated Total Minimum Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (2574), while the Calculated Projected Payments Table has a value of (3079).
 , Compensating Factors: Verified employment history

3/25/2016 - Received response of: "UW approval date as documented in LOS". Attached is screen print of LOS reflecting an Approval of 3/4/2016 for the subject borrower and loan number.  APRV 0001 Exception Cleared.;
3/25/2016 - Received response of: "Intent to Proceed as documented in LOS". Attached is screen print of LOS reflecting an Intent to Proceed was completed via Telephone on 2/3/2016.  Screen print reflects it is for the subject borrower and loan number.  TRID 0047 Exception Cleared.;
3/25/2016 - Received response of: "VVOEs as documented in LOS".  Attached is lender LOS screen prints (2 total).  First reflects borrowers employer was contacted on 3/4/2016 with verbal confirmation of employment confirmed to support greater than 24 months with no gap in employment to meet Appendix Q. Second screen print is that of co-borrower to confirm co-borrowers employer was contacted on 3/4/2016 with verbal confirmation of employment confirmed to support greater than 24 months with no gap in employment to meet Appendix Q. CRED 0006 Exception Cleared.;
3/25/2016 - Received response of: "IRA account".  Attached is 3-page document that reflects on page 3 that the subject account balance is grandfathered and exempt from withdrawal restrictions, thus balance after required reduction can be considered liquid for reserves. CRED 0100 Exception Cleared.;
3/30/16 - Received lender response of "LOE". Attached is a letter from the lender on letterhead from an officer of the institution that states: "The subject property county in MA does not require the PIN on the Security Instrument or in the legal description". Confirmed that the address and legal match throughout the title commitment, appraisal, Note and Mortgage / Deed of Trust.  COLL 0001 Exception Cleared.;
3/30/16 - Received lender response of "LOE". Attached is a letter from the lender on letterhead from an officer of the institution that states: "The subject property county in MA does not require the PIN on the Security Instrument or in the legal description". Confirmed that the address and legal match throughout the title commitment, appraisal, Note and Mortgage / Deed of Trust.  COLL 0002 Exception Cleared.;
4/14/2016 - Received response from lender: "Please recalculate based on Index Rate of 1.13%". Attached is a screen print form lender reflecting an ARM index rate of 1.13%. ** Reconfirmeed last CD TIP calc based on index rate of 1.13% via MC calc. TRID 0079 Exception Cleared.;
4/18/16 - Received response from lender of: "We are calculating based on 1.13% base index rate. Please review and advise".  ** Use of 1.13% base index reduces the amount of the under disclosure.  Loan remains under disclosed by $110.01. See UPDATED EXCEPTION for TRID 0089.  TRID 0086 is a duplication of TRID 0089, thus TRID 0086 has been cleared.;
5/3/16 - Received response from lender of: "amended note, initialed by borrowers". Attached is amended Note. Minimum rate has been changed from 1.25% to 2.25%. Correction has been initialed by both borrowers. Added DEED 0026 Exception due to Deed Adjustable Rate Rider Minimum Rate  does not match with terms of Note. TRID 0158 Exception Cleared.;
5/6/16 - Exception cleared based on letter of intent from lender stating that minimum rate will be corrected and initialed, and Deed re-recorded. DEED 0026 Exception Cleared.;
5/11/16 - $110 Appraisal management fee is part of the appraisal fee, thus is not part of the finance charge. Removed this fee from the finance charge calculation, TRID 0089 Exception Cleared.;
 5/19/16 - Attached is a copy of the shipping label. Columns 2, 3, and 4 payments match or are within $1 (rounding). TRID 0092 Exception Overridden to EV2 level.;

TRID 0047 Document Intent to Proceed with the Transaction - You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 3/25/2016 - Received response of: "Intent to Proceed as documented in LOS". Attached is screen print of LOS reflecting an Intent to Proceed was completed by Oral Communication via Telephone on 2/3/2016.  Screen print reflects it is for the subject borrower and loan number.  TRID 0047 Exception Cleared.

CRED 0006 Missing Employment doc (VVOE) - Missing verbal VOE for borrower and coborrower covering a minimum of 24 months with no gaps greater than 30 days.  - 3/25/2016 - Received response of: "VVOEs as documented in LOS".  Attached is lender LOS screen prints (2 total).  First reflects borrowers employer was contacted on 3/4/2016 with verbal confirmation of employment confirmed to support greater than 24 months with no gap in employment to meet Appendix Q. Second screen print is that of co-borrower to confirm co-borrowers employer was contacted on 3/4/2016 with verbal confirmation of employment confirmed to support greater than 24 months with no gap in employment to meet Appendix Q. CRED 0006 Exception Cleared.

CRED 0100 Insufficient verified reserves - Post closing reserves of 12 months on subject property of $40001.76 and 6 months Reserves on 2nd home of $7248. Total reserves required of $47,249.76. Verified reserves in file of $43,119.76. Short reserves by $4130.  Insufficient reserves due to review did not include borrowers retirement Plan assets (pg 351) in reserves. Missing Terms of Withdrawal to confirm borrower has ability to access these funds which employed.  - 3/25/2016 - Received response of: "AXA IRA account".  Attached is 3-page document that reflects on page 3 that the subject account balance is grandfathered and exempt from withdrawal restrictions, thus balance after required reduction can be considered liquid for reserves. CRED 0100 Exception Cleared.

TRID 0079 Initial Closing Disclosure Total Interest Percentage (TIP) < System Calculated - The Initial Closing Disclosure Total Interest Percentage (TIP) of (58.338%) is less than the system calculated TIP of (59.871%). The difference is (1.533%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (356576.59 + 850.56/597000.0). (12 CFR 1026.38(o)(5)) - 4/14/2016 - Received response from lender: "Please recalculate based on Index Rate of 1.13%". Attached is a screen print form lender reflecting an ARM index rate of 1.13%. ** Reconfirmeed last CD TIP calc based on index rate of 1.13% via MC calc. TRID 0079 Exception Cleared.

TRID 0086 Closed-End Finance Charge Rescission Tolerance - Disclosed payment stream is under disclosed. The disclosed finance charge ($349,664.95) is less than the actual finance charge ($358,812.65) by ($9,147.70). For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount ($2,985.00) or $100, whichever is greater. (12 CFR 1026.23(g); OSC 17(c)(2)(ii)-1) - 4/18/16 - Received response from lender of: "We are calculating based on 1.13% base index rate. Please review and advise".  ** Use of 1.13% base index reduces the amount of the under disclosure.  Loan remains under disclosed by $110.01. See UPDATED EXCEPTION for TRID 0089.  TRID 0086 is a duplication of TRID 0089, thus TRID 0086 has been cleared.

TRID 0158 LE and / or CD Adjustable Interest Rate (AIR) Table reflects Deficiency - AIR Table of Closing Disclosure (pg 11) does not match terms of Note. Note disclosed Minimum Interest Rate of 1.25% (pg 2). AIR table states Minimum Rate of 2.25%. Based on Margin of 2.25% the Note Minimum Rate of 1.25% is not correct. Terms on AIR Table must match Terms on Note.  - 5/3/16 - Received response from lender of: "amended note, initialed by borrowers". Attached is amended Note. Minimum rate has been changed from 1.25% to 2.25%. Correction has been initialed by both borrowers. Added DEED 0026 Exception due to Deed Adjustable Rate Rider Minimum Rate  does not match with terms of Note. TRID 0158 Exception Cleared.

COLL 0001 APN Number is not listed on Security Instrument - Missing APN/Parcel ID # on Deed of Trust (pg 15) or included as part of legal description (pg 30).
 - 3/30/16 - Received lender response of "LOE". Attached is a letter from the lender on letterhead from an officer of the institution that states: "The subject property county in MA does not require the PIN on the Security Instrument or in the legal description". Confirmed that the address and legal match throughout the title commitment, appraisal, Note and Mortgage / Deed of Trust.  COLL 0001 Exception Cleared.

COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - APN/PIN not provided on Mortgage document. Unable to confirm APN/PIN on title and appraisal matched the APN/PIN on the Mortgage.  - 3/30/16 - Received lender response of "LOE". Attached is a letter from the lender on letterhead from an officer of the institution that states: "The subject property county in MA does not require the PIN on the Security Instrument or in the legal description". Confirmed that the address and legal match throughout the title commitment, appraisal, Note and Mortgage / Deed of Trust.  COLL 0002 Exception Cleared.;

APRV 0001 Missing Underwriter Loan Approval - No signed loan approval in file or 1008 provided in file. Underwriting documents (pg 473) are not signed or dated. LOS printout (pg 478) does not indicate Manual Approval which is required. Printout refers to LP Response.  Missing evidence of Manual Underwriting approval with approving underwriter name and approval date.  - 3/25/2016 - Received response of: "UW approval date as documented in LOS". Attached is screen print of LOS reflecting an Approval of 3/4/2016 for the subject borrower and loan number.  APRV 0001 Exception Cleared.

DEED 0026 ARM terms do not match the Note - Based on amended Note provided on 05/03/16, it has been determined that Adjustable Rate Rider attached to the Deed of Trust (pg 31) does not match the terms of the Note and AIR Table. Amended/Initialed Note states Minimum Rate of 2.25%. Deed Adjustable Rate Rider Minimum Rate of 1.25% does not match with terms of Note. Deed to be re-recorded. - 5/6/16 - Exception cleared based on letter of intent from lender stating that minimum rate will be corrected and initialed, and Deed re-recorded. DEED 0026 Exception Cleared.

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - UPDATED EXCEPTION:
The disclosed finance charge ($349,664.95) is ($110.01) below the actual finance charge ($349,774.96). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)
  - 5/11/16 -$110 Appraisal management fee is part of the appraisal fee, thus is not part of the finance charge. Removed this fee from the finance charge calculation, TRID 0089 Exception Cleared.
														TRID
300132828	Funded	1	1	1	1
Verified employment history - Borrower has xx years verified history with current employer.; Verified housing payment history - Credit report reflects 133 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $438722.25/115 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Income verified was not used in qualifying - Borrower has two years average documented bonus income of $xxxx/mo not used to qualify.;

4/11/16 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
4/11/16 - Received response from lender of: "Please re-review. You should have CDA now".  Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.;
4/18/16 - Received response from lender of: "CD 3-17-16 and Mavent Report 3-22-16". Used index rate of 1.14% as previously disclosed by the lender.  Re-confirmed the TIP to match to the disclosed via Reconfirmed last TIP calcs via MC calc. TIP Calculation exception cleared.  TRID 0077 Exception Cleared.;
4/18/16 - Received response from lender of: "CD 3-17-16 and Mavent Report 3-22-16. Used index rate of 1.14% as previously disclosed by the lender.  Re-confirmed the TIP and finance charge resulted in an updated under disclosed amount of $4.50 which is within tolerance, thus TRID 0088 cleared.  TRID 0088 Exception Cleared.;
 4/20/16 - Owners Policy is listed as Optional. Confirmed other Inspection Fees are not required by lender thus cleared. TRID 0119 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $680,000 is supported. No post closing CDA provided.  - 4/11/16 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Based on presentment and review of CD date issued on 3/17/2016, fees increased or were added without evidence of a valid COC.  The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-03-01: Owner's Title Policy (increased $139, from $343 to $482), added Survey / Plot Fee ($425), added Home Inspection Fee ($395 as a POC item), and additional added Septic Inspection Fee ($500 as a POC item). The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

 - 4/20/16 - Owners Policy is listed as Optional. Confirmed other fees Inspection Fees are not required by lender thus cleared. TRID 0119 Exception Cleared.

APPR 0002 Appraisal is Incomplete - No cost approach developed by appraiser (pg 232). No explanation provided for omission of cost approach. FNMA does not require is not acceptable. - 4/11/16 - Received response from lender of: "Please re-review. You should have CDA now".  Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

TRID 0088 Disclosed Finance Charge Must Be >= Actual Finance Charge - $100 - The disclosed finance charge ($291,825.27) is ($8,975.58) below the actual finance charge($300,800.85). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)

 - 4/18/16 - Received response from lender of: "CD 3-17-16 and Mavent Report 3-22-16. Used index rate of 1.14% as previously disclosed by the lender.  Re-confirmed the TIP and finance charge resulted in an updated under disclosed amount of $4.50 which is within tolerance, thus TRID 0088 cleared.  TRID 0088 Exception Cleared.

 TRID 0077 Last Closing Disclosure Total Interest Percentage (TIP) < System Calculated - The Last Closing Disclosure Total Interest Percentage (TIP) of (57.831%) is less than the system calculated TIP of (59.616%). The difference is (1.785%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (299142.15 + 430.2/502500.0). (12 CFR 1026.38(o)(5)) - 4/18/16 - Received response from lender of: "CD 3-17-16 and Mavent Report 3-22-16". Used index rate of 1.14% as previously disclosed by the lender.  Re-confirmed the TIP to match to the disclosed via Reconfirmed last TIP calcs via MC calc. TIP Calculation exception cleared.  TRID 0077 Exception Cleared.
														TRID
300135282	Funded	1	1	1	1
Verified credit history - 797 credit score exceeds required 720 per lender guidelines. No derogatory credit. Credit file dates back to 7/1985. ; Verified reserves - Verified reserves after closing of $762,139.88 (223.05 mos). PIIT reserves required per guidelines are 12 months. Sufficient reserves to cover 6 months PITI reserves on other REO properties.  ;

04/20/16 - Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
4/20/16 - Received response from lender: "Page 2". Attached is Conventional Multiple Page Disclosure e-signed 01/15/16. Page 2 includes intent to proceed verbiage. TRID 0047 Exception Cleared.;
4/22/16 - Received response from lender of: "CD".  Attached is a copy of the final borrower executed CD date issued on 3/29/2016. Bottom of page two reflects a $5.70 credit for increase in closing costs above legal limit. Lender stated that only fee to increase was the credit report for that exact amount.   **  Agree.  Credit is sufficient to cover the amount, thus no COC is required as net charge resulted in no increase.  TRID 0119 Exception Cleared.;
4/22/16 - Received response from lender of: "PITI Calculation".  Attached is a five-page document that reflects evidence of hazard insurance, taxes and two required HOA dues to total to $911.57 per month.  No mortgage or loss payee is reflected on the HOI dec page to confirm no mortgage.  CRED 0096 Exception Cleared.;
 4/22/16 - Received response from lender of: "1003".  Attached is copy of four-page original 1003 that reflects an amendment to the REO schedule to "x-out" the mortgage balance on the property and update the payment amount to reflect $911.57. APP 0006 Exception Cleared.;

TRID 0047 Document Intent to Proceed with the Transaction - Intent to proceed document was not provided.You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 4/20/16 - Received response from lender: "Page 2". Attached is Conventional Multiple Page Disclosure e-signed 01/15/16. Page 2 includes intent to proceed verbiage. TRID 0047 Exception Cleared.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Final 1003 (pg 143), REO schedule, listscondo with a mortgage of $16,000 and payment of $911.57/mo. No corresponding mortgage documented in the file. Underwriter conditions (pg 466) requested corrected 1003 which was not provided. Notes on insurance verification (pg 472) state condo is free and clear. Missing corrected 1003 reflecting no mortgage, mortgage payment and corrected expenses for taxes, insurance and HOA dues.  Additional exceptions may apply if condo is encumbered with a mortgage that was not verified.  - 4/22/16 - Received response from lender of: "1003".  Attached is copy of four-page original 1003 that reflects an amendment to the REO schedule to "x-out" the mortgage balance on the property and update the payment amount to reflect $911.57. APP 0006 Exception Cleared.

CRED 0096 Missing proof of PITI payment on non-subject property - Documents provided do not clearly verify the amount of monthly due the borrower is required to pay to the HOA. Unable to complete DTI review. Additional exception set due to discrepancy concerning any mortgage payments due.  - 4/22/16 - Received response from lender of: "PITI Calculation".  Attached is a five-page document that reflects evidence of hazard insurance, taxes and two required HOA dues to total to $911.57 per month.  No mortgage or loss payee is reflected on the HOI dec page to confirm no mortgage.  CRED 0096 Exception Cleared.

TRID 0119 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.   - Credit report fee increased from $16 to $21.70 in CD dated 3/25/2016 with no corresponding fee. Lender provided a credit of $5.70, however explanation of credit did not indicate it was to offset the credit report increase. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-14: Credit Report Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - 4/22/16 - Received response from lender of: "CD".  Attached is a copy of the final borrower executed CD date issued on 3/29/2016. Bottom of page two reflects a $5.70 credit for increase in closing costs above legal limit. Lender stated that only fee to increase was the credit report for that exact amount.   **  Agree.  Credit is sufficient to cover the amount, thus no COC is required as net charge resulted in no increase.  TRID 0119 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $775,000 is supported. No post closing CDA provided.
  - 4/20/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
														TRID
300158480	Funded	2	1	2	1
Verified housing payment history - Verified 45 mo mortgage history 0x30.; Verified credit history - 767 Credit score exceeds the minimum 720 required for the program with no derogatory credit history.;

ROR 0011 Right of Recission Is Not on Correct Form - Right of Recession (pg 93) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. New mortgage is paying off the same lenders 2nd Lien and another lender first. Total funds being increased. H-9 form should be used., Compensating Factors: Verified housing payment history

6/9/2016 - Received borrower accepted eDisclosure Agreement. TRID 0134 Exception Cleared.;
6/9/2016 - Received borrower accepted eDisclosure Agreement. TRID 0135 Exception Cleared.;
6/9/2016 - Received a signed official lender memo stating: "Lender does not have any affiliated business relationships; so therefore, we do not utilize an Affiliated Business Disclosure as part of our early disclosure process". ** Lender does not have any affiliated business relationships, thus affiliated business disclosure is not required. COMP 0010 Exception Cleared.;
6/9/2016 - Statement attached to the 1040s  (pg 397 / 285) lists all Schedule E income sources, which includes both Rental Property and Partnership Income (pg 383, 254). Schedule E Rental Property is not reported under Schedule E Partnership Income / Loss, thus no Schedule K1s are required. CRED 0082 Exception Cleared.;
6/14/2016 - Exception is cleared. Loan was underwritten as Rate / Term Refinance. HELOC transaction history confirms no draws in excess of $2000 in the past 12 months as required per Lender guides for the Rate / Term Refinance transactions. Review calculated CLTV 77.27% is below the program maximum of 90%. CRED 0012 Exception Cleared.;
6/14/2016 - Refinance is a Lender to Lender refinance and should be performed on the H-9 form; however, a majority of the circuit courts (1st, 4th, 6th and 11th) have found that the form H8 is sufficient. Best practice is to reopen rescission under the correct form. Override to EV2 level, property in state of Tennessee.  ROR 0011 Overridden to EV2.  ;
6/16/2016 -Lender has satisfactorily addressed the discrepancy between Loan Officers from Initial to Final Application. Performed NMLS searches on both loan officers, which confirms NMLS IDs are valid. TRID 0138 Exception Cleared.;
6/17/2016 - Received pg 5 of the 4/30/2016 brokerage statement. 2 months bank statements for brokerage acct is complete (Stip 6/9 and 6/17). Included is the 3/21/2016 and 2/22/2016 asset statements held with Lender. ** Asset statements are complete. CRED 0100 for insufficient reserves remains. CRED 0083 Exception Cleared.;
6/17/2016 - Received a copy of the underwriter signed and dated 1008. Loan purpose was previously confirmed via Stips on 6/14.  APPR 0001 Exception Cleared.;
6/17/2016 - Exception is cleared. Documentation provided via stips on 6/14 confirms that the borrower has no ownership of Employer. Borrower was qualified with documented current base salary (pg 494). Borrower was compensated with both base and bonus salary in previous position (pg 497). Base salary trend from 2014 $xxxx, 2015 $xxxx, to Present Scheduled Annual Salary of $xxxx is increasing, thus no lox is required. CRED 0007 Exception Cleared.;
 7/1/2016 - With 100% of the value of the brokerage funds the minimum 12 month reserve requirement is satisfied, thus exception is cleared. CRED 0100 Exception Cleared.;

APP 0004 Initial 1003 Application is Incomplete - Missing 1003 document signed by the lender Loan Officer. Initial 1003 (pg 719) and final 1003 (pg 45) were not signed by the Loan Officer.  - 6/16/2016 - Received pg 4 of 4 of the Initial 1003 / Application. ** Exception is cleared. Pgs 1-3 of the Initial 1003 / Application were previously received via stips on 6/9/2016. APP 0004 Exception Cleared.;

TRID 0134 Missing E-Sign Disclosure - No evidence that borrower was provided with E-sign disclosure.  - 6/9/2016 - Received borrower accepted eDisclosure Agreement. TRID 0134 Exception Cleared.

COMP 0010 Missing Affiliated Business Disclosure - Missing evidence an Affiliated Business Disclosure was provided to borrower within 3 days of application or evidence that Lender has no affiliations to disclose. - 6/9/2016 - Received a signed official lender memo stating: "Lender does not have any affiliated business relationships; so therefore, we do not utilize an Affiliated Business Disclosure as part of our early disclosure process". ** Lender does not have any affiliated business relationships, thus affiliated business disclosure is not required. COMP 0010 Exception Cleared.

CRED 0007 Missing Employment doc (VOE) - Borrower was employed with Employer from xxxx to xxxx per VOE (pg 497). VOE, section 24, states reason for leaving was formed new division. Based on document borrower appears to have an ownership interest in the business. Per Fax Cover Sheet (pg 496), Lender requested percentage of ownership and and explanation for decreased income. These issues were not addressed by the employer on VOE (pg 494, 497).  Missing confirmation of borrowers ownership in current employer. Additional exceptions may apply pending review of borrowers ownership, if any.  - 6/14 confirms that the borrower has no ownership of Employer. Borrower was qualified with documented current base salary (pg 494). Borrower was compensated with both base and bonus salary in previous position (pg 497). Base salary trend from 2014 $xxxx, 2015 $xxxx , to Present Scheduled Annual Salary of $xxxx is increasing, thus no lox is required. CRED 0007 Exception Cleared.

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident. - 6/9/2016 - Received borrower accepted eDisclosure Agreement. TRID 0135 Exception Cleared.

CRED 0082 Income Documentation is Insufficient - Borrower lists income on Sch E from Building (pg 285, 397). Missing K1s for Building for years 2013 and 2014.  - 6/9/2016 - Statement attached to the 1040s  (pg 397 / 285) lists all Schedule E income sources, which includes both Rental Property and Partnership Income (pg 383, 254). Schedule E Rental Property is not reported under Schedule E Partnership Income / Loss, thus no Schedule K1s are required. CRED 0082 Exception Cleared.

TRID 0138 LE or CD NMLS Information is Deficient - Initial 1003 / Application (APP 0004 Stip 6/9) and LE (pg 525) Loan Originator / Loan Officer and NMLS ID  does not match the Final 1003 / Application (APP 0004 Stip 6/9) and CDs (pg 464, 96, 474) Loan Originator / Loan Officer and NMLS ID. Final 1003 / Application and CDs Loan Originator / Loan Officer and NMLS ID agrees with the Note (pg 65).  Lender to address the discrepancy.  - 6/16/2016 - Lender has satisfactorily addressed the discrepancy between Loan Officers from Initial to Final Application. Performed NMLS searches on both loan officers, which confirms NMLS IDs are valid. TRID 0138 Exception Cleared.

APRV 0001 Missing Underwriter Loan Approval - UPDATED EXCEPTION:  Missing documented loan approval date.

ORIGINAL EXCEPTION: No signed loan approval in file with Loan Program. No 1008 in file. Unable to confirm terms of lender approval, approval date and approving underwriter. Unable to confirm if lender approved as Rate Term Refinance or Cash Out Refinance.  - 6/17/2016 - Received a copy of the underwriter signed and dated 1008. Loan purpose was previously confirmed via Stips on 6/14.  APPR 0001 Exception Cleared.;

CRED 0012 CLTV Exceeds Max Allowed - Subject is refinance, paying off non-purchase money 2nd lien. Per guidelines subject would be a Cash Out refinance. No lender approval provided to confirm lender approval purpose. Maximum CLTV of 70% for Cash Out refinance. Including $150,000 2nd Lien, the CLTV is 77.27% which exceeds 70% maximum.  - 6/14/2016 - HELOC transaction history confirms no draws in excess of $2000 in the past 12 months as required per Lender guides for the Rate / Term Refinance transactions. Review calculated CLTV 77.27% is below the program maximum of 90%. CRED 0012 Exception Cleared.;

CRED 0083 Asset Documentation is Insufficient - Asset Statements (pgs 604-622) are not complete. Brokerage account statements for 3/2016 and 2/2016 are missing Pages 1-6. Complete assets statements with all pages must be provided. These assets are required to meet reserve requirements.
 - 6/17/2016 - Asset statements are complete. CRED 0100 for insufficient reserves remains. CRED 0083 Exception Cleared.

 CRED 0100 Insufficient verified reserves - Per lender guidelines, 12 months of PITI reserves are required, $55,716.48. Verified reserves of $13,214.21, or 2.85 months of reserves. Short reserves of $42,502.27. Final 1003 (pg 46) reflects an account with Bank and financial institution which were not fully verified.  - 7/1/2016 - With 100% of the value of the brokerage funds the minimum 12 month reserve requirement is satisfied, thus exception is cleared. CRED 0100 Exception Cleared.
														TRID
300166857	Funded	2	2	1	1
Verified credit history - 766 qualifying credit score. 720 minimum required. No material derogatory. 26 tradelines with credit file dated back to 9/1994. ; Verified housing payment history - 300+ months of current and prior mortgage history paid 0x30. ;

CRED 0087 Tax Returns/Transcripts are Insufficient - Borrower provided 2015 personal tax returns, pg 477, signed on 4/21/2016. However, the IRS Tax Return Transcript for 2015 pulled on 5/03/2016 reflects the 2015 return has not been filed. Missing an executed extension for tax year 2015 and evidence the taxes due have been paid., Compensating Factors: Verified housing payment history

6/10/2016 - Received response from lender: "on page 2". Attached is the borrower eSigned Conventional Multiple Page Disclosure. Pg 2 of the disclosure states: "With the signing of this Multi-Page Disclosure, you hereby acknowledge that you have received the Loan Estimate, Identified Providers List and Toolkit Booklet within three business days from the date of loan application, and intent to proceed. TRID 0133 Exception Cleared.;
6/10/2016 - Received response from lender: "on page 2". Attached is the borrower eSigned Conventional Multiple Page Disclosure. Pg 2 of the disclosure states: "With the signing of this Multi-Page Disclosure, you hereby acknowledge that you have received the Loan Estimate, Identified Providers List and Toolkit Booklet within three business days from the date of loan application, and intent to proceed. TRID 0047 Exception Cleared.;
6/10/2016 - Received response from lender: "Appraisal Acceptance". Attached is email correspondence from the Client indicating appraisal is supported. ** No exception cleared. Provide post closing CDA to support Appraised Value $1,133,000. APPR 0040 Exception Remains;
6/14/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,133,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
6/16/2016 - Received a copy of the Lenders closing instructions. Pg 2 states: "You are to close properly this subject mortgage transaction including the execution of the herein referenced mortgage instrument, the disbursement of the proceeds of the loan and the recording of the Mortgage". ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.;
6/16/2016 - Received a copy of the borrower signed EquityLine Agreement confirming credit limit of $217,400 with 10 year IO period and 15 year repayment period. Calculated IO payment at disclosed interest rate of 3.990% is $722.86, which is marginally higher than the payment of $713 used for qualifying. NOTE 0005 Exception Cleared.;
7/1/2016 - IRS transcripts are not required per Appendix Q, thus exception can be overridden to EV2. CRED 0087 Exception Overridden to EV2.;
7/15/2016 - Received a copy of Seller CD confirming cash to borrower in the amount of $102,897.79. Attached Sellers Statement is signed by the borrower, non-borrowing spouse, and Settlement Agent. Included is a copy of the executed purchaser CD. ** Exception is cleared. Settlement Agent confirmed that subject transaction was not funded until the sale of the departing residence was complete (REF Stip 7/1/16). HUD 0011 Exception Cleared.;
 7/15/2016 - Settlement Agent confirmed that subject transaction was not funded until the sale of the departing residence was complete (REF Stip 7/1/16). With the inclusion of cash proceeds from the sale of departing residence the cash to close and reserve requirements are satisfied. CRED 0016 Exception Cleared.;

TRID 0047 Document Intent to Proceed with the Transaction - You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A)) - 6/10/2016 - Received response from lender: "on page 2". Attached is the borrower eSigned Conventional Multiple Page Disclosure. Pg 2 of the disclosure states: "With the signing of this Multi-Page Disclosure, you hereby acknowledge that you have received the Loan Estimate, Identified Providers List and Toolkit Booklet within three business days from the date of loan application, and intent to proceed. TRID 0047 Exception Cleared.

TRID 0133 Missing Home Loan Toolkit - Missing evidence the borrower was provided a Home Loan Toolkit within 3 business days of the application date. - 6/10/2016 - Received response from lender: "on page 2". Attached is the borrower eSigned Conventional Multiple Page Disclosure. Pg 2 of the disclosure states: "With the signing of this Multi-Page Disclosure, you hereby acknowledge that you have received the Loan Estimate, Identified Providers List and Toolkit Booklet within three business days from the date of loan application, and intent to proceed. TRID 0133 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $1,133,000 is supported. No post closing CDA provided.  - 6/14/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,133,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

HUD 0011 Missing Evidence of sale of property owned - Missing evidence the borrowers departing residence was sold. Purchase contact provided, pg 326, reflects a sales price of $515,000 with an estimated closing date of 5/18/2016. No Closing Disclosure was provided. Per 1003 the PITI from this property was not included in DTI.  - 7/15/2016 - Exception is cleared. Settlement Agent confirmed that subject transaction was not funded until the sale of the departing residence was complete (REF Stip 7/1/16). HUD 0011 Exception Cleared.

DEED 0049 Mortgage/Deed of Trust is Incomplete - No evidence located in file that mortgage has been sent for recording or recording has been completed. - 6/16/2016 - Received a copy of the Lenders closing instructions. This confirms intent to record legal documents. DEED 0049 Exception Cleared.

CRED 0016 Insufficient Verified Funds to Close - Missing HUD from sale of prior residence reflecting net proceeds to borrower of at least $100k per Source of Funds Worksheet, pg 363. Borrower has insufficient verified funds without proof of proceeds from sale of prior residence.  - 7/15/2016 - With the inclusion of cash proceeds from the sale of departing residence the cash to close and reserve requirements are satisfied. CRED 0016 Exception Cleared.

 NOTE 0005 Missing Second Lien Note - Missing Note from junior, concurrent purchase HELOC, unable to determine terms. Per HUD, pg 193, and Deed, pg. 116, the loan amount is $217,400.  The 1008, pg 303, reflects a payment amount of $713, however interest rate is not know and unable to determine whether the correct payment amount was used for qualification. - 6/16/2016 - Received a copy of the borrower signed EquityLine Agreement confirming credit limit of $217,400 with 10 year IO period and 15 year repayment period. Calculated IO payment at disclosed interest rate of 3.990% is $722.86, which is marginally higher than the payment of $713 used for qualifying. NOTE 0005 Exception Cleared.;
														TRID
300179316	Funded	1	1	1	1
Verified credit history - 803/806 qualifying scores, 700 minimum score required. No derogatory credit. Credit file dates back to 2/2002. ; Low LTV/CLTV/HCLTV - 62.01% LTV/CLTV. Maximum of 75% LTV/CLTV allowed. ; Verified reserves - Post closing reserves of $452,647.79, 134 months of PITI reserves. 9 months of PITI reserves required. ;

7/18/16 - Received 3rd Party Desk Review that reflects original appraisal value of $967,500 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
8/9/2016 - Received underwriter executed 1008 reflecting a date of 6/16/2016. DTI is 37.439% which matches to the 1008 originally provided. APRV 0003 Exception Cleared.;
8/9/16 - Received e-Sign disclosures for both borrowers.  B1 was accepted on 5/30/16 and B2 was accepted on 6/14/16. TRID 0134 Exception Cleared.;
8/9/16 - Received e-Sign disclosures for both borrowers.  B1 was accepted on 5/30/16 and B2 was accepted on 6/14/16. TRID 0135 Exception Cleared.;
8/17/2016 - Received compliance report reflecting passing TIP calc. Confirmed lender used ARM index of 1.337% (pg. 2 of Mavent Report). ** Updated ARM index to 1.337%, re-confirmed Compliance with this index, TIP calculation matches to final CD disclosure.  TRID 0078 Exception Cleared.;
8/31/2016 -Therefore, in order to be in compliance, we have re-opened your right to cancel until 8/19/2016. All other terms on your loan remain the same". Reopened rescission period (Stip 8/17) expired 8/19/2016. ROR 0012 Exception Cleared.;
8/31/2016 - All other terms on your loan remain the same". Reopened rescission period (Stip 8/17) expired 8/19/2016. ROR 0009 Exception Cleared.;
 9/7/2016 - Received pre-consummation dated VOE for B1s prior employer confirming employment from xxxx thru xxxx, thus completing 24 months employment verification and evidencing no 30+ day employment gaps as required per Appendix Q. CRED 0007 Exception Cleared.;

CRED 0007 Missing Employment doc (VOE) - VVOE (pg 195) verified 1.6 months of employment. Missing verification of prior employment. 24 months of employment verification required with no unexplained gaps greater than 30 days.  - 9/7/2016 - Received pre-consummation dated VOE for B1s prior employer confirming employment, thus completing 24 months employment verification and evidencing no 30+ day employment gaps as required per Appendix Q. CRED 0007 Exception Cleared.;

TRID 0134 Missing E-Sign Disclosure - No evidence that borrower was provided with E-sign disclosure. CD documents in file have been E-signed by the borrowers. - Received e-Sign disclosures for both borrowers.  B1 was accepted on 5/30/16 and B2 was accepted on 6/14/16.

ROR 0012 ROR cannot expire in less than 3 business days from the execution or transaction date - Right to Cancel expire date of 6/20/2016 does not take into account Saturday. Including Saturday the expiration date should be 6/21/2016. Borrower was not provided with 3 business day rescission period. The disclosed "Right to Cancel Expire Date" (2016-06-20) is earlier than the system calculated "Right to Cancel Expire Date" (2016-06-21). Under Regulation Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (12 CFR 1026.23(c) and Official Staff Commentary) - 8/31/2016 - Reopened rescission period (Stip 8/17) expired 8/19/2016. ROR 0012 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $967,500 is supported. No post closing CDA provided.  - 7/18/16 - Received 3rd Party Desk Review that reflects original appraisal value of $967,500 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Lender Disbursement date per final Closing Disclosure (pg 405) is prior to earliest disbursement date. The loan disbursement date  is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" . Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and Official Staff Commentary) - 8/31/2016 -  Reopened rescission period (Stip 8/17) expired 8/19/2016. ROR 0009 Exception Cleared.

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident. - Received e-Sign disclosures for both borrowers.  B1 was accepted on 5/30/16 and B2 was accepted on 6/14/16.

TRID 0078 Last Closing Disclosure Total Interest Percentage (TIP) > System Calculated - Based on re-confirmation of the final CD TOP and TIP, the TOP was over disclosed and the TIP calculation resulted in a violation. The Last Closing Disclosure Total Interest Percentage (TIP) of (63.305%) is greater than the system calculated TIP of (61.752%). The difference is (1.553%). Calculation was run with base index rate of 1.2242%.  The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (369935.9 + 575.34/600000.0). (12 CFR 1026.38(o)(5)) - 8/17/2016 - Received compliance report reflecting passing TIP calc. Confirmed lender used ARM index of 1.337% (pg. 2 of Mavent Report). ** Updated ARM index to 1.337%, re-confirmed Compliance with this index, TIP calculation matches to final CD disclosure.  TRID 0078 Exception Cleared.

 APRV 0003 Missing Loan Approval Date - 1008 in file (pg 123) is not signed or dated. No other lender approval in file. Unable to determine loan approval date and approving underwriter. - Received underwriter executed 1008 reflecting a date of 6/16/2016. DTI is 37.439% which matches to the 1008 originally provided. APRV 0003 Exception Cleared.
														TRID
300199282	Funded	2	1	2	1
Verified credit history - Oldest tradeline 4/1986, Middle credit scores 745 / 769 with no late payments reported in the past 5 years. Minimum credit score required 720.; Verified employment history - Report dated 7/25/2016 (pg 337) confirms B1s employment with present employer from xxxx to Present.;

 WVOE dated 7/14/16 (pg 344) confirms B2s employment with present employer from from xxxx to Present.;; Low DTI - Review calculated DTI 18.94% is below the program max of 40%;

TRID 0194 The Disclosed Loan Estimate/Closing Disclosure ARM Index on the Adjustable Interest Rate (AIR) Table does not match the actual ARM index type as disclosed on the Note/Mortgage Rider. - LE / CD AIR Table disclosed Index is "Libor", however, actual Index per Note is one-year Libor., Compensating Factors: Verified employment history

9/1/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,284,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
9/2/2016 - Exception re-reviewed. Borrowers signatures on the ARM Disclosure (pg 555) evidence acknowledgment of receipt of the CHARM Booklet. COMP 0037 Exception Cleared.;
9/12/16 - Review re-submitted compliance based on lender figures. $262.92/mo insurance verified in file (pg 76) and $578.65/mo taxes verified per title commitment (pg 164) for a monthly escrow of $841.57. This clears the exception. TRID 0092 Exception Cleared.;
9/19/2016 - Received a complete copy of the 401K asset statement with terms of withdrawal. Terms of Withdrawal allows for hardship withdrawals from the vested balance. Reserve requirements are satisfied with the 401K assets. CRED 0083 Exception Cleared.;
9/19/2016 - Received a copy of the VOE for B2 dated 7/28/2016, which is dated within 10 business days prior to the Note date. VOE confirms B2s employment with present employer from xxxx to Present, thus confirming 24 months employment history and evidencing no 30+ day employment gaps as required per Appendix Q. CRED 0007 Exception Cleared.;
 9/27/2016 - Received a copy of the 3rd Party Shipping Carriers delivery confirmation to evidence delivery to borrower of the corrective CD and corresponding letter of explanation within 60 days of consummation. Copy of the corrective CD disclosing an Index of 1 Year Libor in the AIR Table with corresponding letter of explanation was previously received via stips on 9/22/2016. TRID 0194 Exception Overridden to EV2.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $1,284,000 is supported. No post closing CDA provided.  - 9/1/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,284,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

CRED 0007 Missing Employment doc (VOE) - WVOE for B2 dated 7/14/2016 (pg 344). Missing VOE for B2 completed within 10 business days prior to the Note date. - 9/19/2016 - Received a copy of the VOE for B2 dated 7/28/2016, which is dated within 10 business days prior to the Note date. VOE confirms B2s employment with present employer from xxxx to Present, thus confirming 24 months employment history and evidencing no 30+ day employment gaps as required per Appendix Q. CRED 0007 Exception Cleared.;

TRID 0092 Estimated Total Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - CD (pg 44) Projected Payment section disclosed an Estimated Escrow payment of $841.57. Verified Tax & Insurance Payment is $837.18 (Ins $262.16 pg 75 + Tax $575.02 pg 167).
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (4157.29), while the Calculated Projected Payments Table has a value of (4152.90). The Estimated Total Minimum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (3795), while the Calculated Projected Payments Table has a value of (3790).
The Estimated Total Maximum Payment Amount in column 2 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (4861), while the Calculated Projected Payments Table has a value of (4856).
The Estimated Total Minimum Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (3795), while the Calculated Projected Payments Table has a value of (3790).
The Estimated Total Maximum Payment Amount in column 3 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (5607), while the Calculated Projected Payments Table has a value of (5602).
The Estimated Total Minimum Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (3795), while the Calculated Projected Payments Table has a value of (3790).
The Estimated Total Maximum Payment Amount in column 4 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (5990), while the Calculated Projected Payments Table has a value of (5985). - 9/12/16 - Review re-submitted compliance based on lender figures. $262.92/mo insurance verified in file (pg 76) and $578.65/mo taxes verified per title commitment (pg 164) for a monthly escrow of $841.57. This clears the exception. TRID 0092 Exception Cleared.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence of delivery to borrower of the CHARM Booklet. - 9/2/2016 - Exception re-reviewed. Borrowers signatures on the ARM Disclosure (pg 555) evidence acknowledgment of receipt of the CHARM Booklet. COMP 0037 Exception Cleared.;

 CRED 0083 Asset Documentation is Insufficient - 401K asset statement (pg 421) is incomplete, missing pgs 6-12. Also missing is terms of withdrawal. Retirement assets are required to satisfy reserve requirements. - 9/19/2016 - Received a complete copy of the 401K asset statement with terms of withdrawal. Terms of Withdrawal allows for hardship withdrawals from the vested balance. Reserve requirements are satisfied with the 401K assets. CRED 0083 Exception Cleared.
														TRID
300005689	Funded	1	1	1	1				Verified reserves - Post closing reserves of $297,405.72. $95,447 minimum required per guides (12 months PITI on subject and 6 months PITI on additional finance property).;
1/30/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,335,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
02/03/2015 - Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
 2/10/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (22 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $1,335,000 is supported. No post closing CDA provided.  - 1/30/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,335,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

DEED 0049 Mortgage/Deed of Trust is Incomplete - No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. - 2/10/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (22 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.

 COMP 0038 Special Information Handbook Not Provided - Missing evidence the borrower was provided the Special Information Handbook within 3 business days of the lender application date. - 02/03/2015 - Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
														Non-TRID
300021806	Funded	1	1	1	1
Verified credit history - 765 qualifying credit score.  740 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1997.
 ; Verified housing payment history - VOR reflects 51 months of current rental history paid 0x30.  ; Low DTI - 30.31% DTI on fully documented file. 43% maximum allowed per guidelines. ;

6/29/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.;
6/29/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (24 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.;
 7/15/15 - Received response from lender of: "terms of withdrawal".  Attached is 3-page 401k plan with evidence that withdrawal is allowed.  CRED 0100 Exception Cleared.;

DEED 0049 Mortgage/Deed of Trust is Incomplete - No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. - 6/29/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (24 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.

COMP 0038 Special Information Handbook Not Provided - Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 05/18/2015 initial application date. - 6/29/15 - Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s). Proof of customer signature is not required. COMP 0038 Exception Cleared.

 CRED 0100 Insufficient verified reserves - 9 months of PITI reserves required per guidelines. 5.08 months of PITI reserves verified. Borrower is short total reserves. 401k (pg 36) was provided for reserves, however no Terms of Withdrawal were provided. Borrower has insufficient reserves without including 401k.  - 7/15/15 - Received response from lender of: "terms of withdrawal".  Attached is 3-page 401k plan with evidence that withdrawal is allowed.  CRED 0100 Exception Cleared.
														Non-TRID
300044212	Funded	2	1	2	1
Verified credit history - Oldest trade 5/1983, Middle credit scores 769/760 with no late payments since 9/2010 (pg 7). Minimum credit score required 740.; Verified reserves - Post Closing Assets $263,335.91 or 34 Months PITI. 12 month PITI reserve requirement for subject and additional 6 month PITI for non-subject satisfied.;

COMP 0036 Affiliated Business Disclosure Is Not Executed - Missing borrower executed Affiliate Business Agreement Disclosure. ABD dated 6/1/15 was not executed by the borrowers as required (pg 843)., Compensating Factors: Verified credit history

8/21/15 - Received response from lender of: "Final HUD". Attached is a copy of the Final HUD1 Settlement Statement that is signed and stamped certified by the Settlement Agent, which is required in dry funding states (CA). HUD 0001 Exception Cleared.;
8/21/15 - Signature lines exist on disclosure, thus acknowledgment by borrower(s) is implied, but not required.  Best practice is to receive an acknowledgment from the borrower they are in receipt of disclosure. COMP 0036 Exception Overridden to EV2 level.;
 8/31/15 - Attached is evidence that borrower only owned departing residence for 8 months and co-borrower satisfactory rental history for combined 24 months of rental history and 8 months of living with borrower.  Mortgage history in borrower name only for 8 months verified and co-borrower combined 24 months for a total of 32 months housing confirmed.  CRED 0001 Exception Cleared.

CRED 0001 Unacceptable Mortgage History - Missing evidence of 24 months satisfactory housing payment history. No letter of explanation or lender approval provided in file for missing 24 month mortgage history.No explanation for dual residences in 2014. Missing VOR from 4/13 to 11/13 & 6/14 to 8/14.  - 8/31/15 - Attached is evidence that borrower only owned departing residence for 8 months and co-borrower satisfactory rental history for combined 24 months of rental history and 8 months of living with borrower.  Mortgage history in borrower name only for 8 months verified and co-borrower combined 24 months for a total of 32 months housing confirmed.  CRED 0001 Exception Cleared.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence of delivery to borrower of the Consumer Handbook on Adjustable Rate Mortgages disclosure. - 8/21/15 - Proof of customer signature is not required, thus exception cleared.  COMP 0037 Exception Cleared.

 HUD 0001 Missing Final HUD-1 - No final HUD provided in file. Estimated HUD (pg 582) is signed and stamped certified by the Settlement Agent.  Unable to confirm assets required to close.  Credit and compliance review is not complete. - 8/21/15 - Received response from lender of: "Final HUD". Attached is a copy of the Final HUD1 Settlement Statement that is signed and stamped certified by the Settlement Agent, which is required in dry funding states (CA). HUD 0001 Exception Cleared.
														Non-TRID
300044143	Funded	1	1	1	1
Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1972 with all credit verified 0x30. Credit report reflects a revolving account opened since 1997 with 216 months of 0x30 payment history.; Verified employment history - Borrower has been with current employer for over xx years verified per VOE.; Verified liquid assets and/or savings history - Substantial verified reserves $161,615.15  or 28 months verified reserves. 9 months PITI reserves required. ;

9/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $890,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
9/3/15 - Received copy of rent cancelled check which cleared account on 09/02/14. Cancelled check is cut off on the right side corner, however, notes from lender states check is written 08/30/14. Accepted due to date check was posted/cleared account is confirmed. CRED 0093 Exception Cleared.;
9/3/15 - Proof of customer signature is not required, thus exception cleared. COMP 0037 Exception Cleared.;
9/4/15 - Received response from lender: "Rec DOT". Attached is the complete copy of the recorded Deed of Trust for subject transaction. County recordation date is 8/25/15. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.;
9/8/15 - Received a copy of the Final HUD1 (Ref HUD 0001 Exception). 10% Tolerance violation is due to increase in Settlement Charges. Title Services and Lender Insurance is not subject to 10% rule when borrower shops and chooses a Settlement Agent that is not listed on the lenders Service Provider List (pg 552). RESPA 0009 Exception Cleared.;
 9/18/15 - Received a copy of the Revised Final HUD1 Settlement Statement that has been signed/stamped certified by the Settlement Agent as required in dry funding states (CA). Confirmed Itemization of Amounts Paid By or In Behalf of Borrower agrees with Total Paid By/For Borrower (HUD Line 220). HUD1 confirms cash required to close. HUD 0001 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $890,000 is supported. No post closing CDA provided. - 9/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $890,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

CRED 0093 Credit Documentation is Insufficient - Missing cancelled check for September 2014 rent payment. File contains cancelled checks/bank statements reflecting rent payment for the months of 09/2013 through 08/2015 (23 months total). September 2014 cancelled check not found in file. 24 months cancelled checks are required per guides to confirm previous rental history from a private party. - 9/3/15 - Received copy of rent cancelled check which cleared account on 09/02/14. Cancelled check is cut off on the right side corner, however, notes from lender states check is written 08/30/14. Accepted due to date check was posted/cleared account is confirmed. CRED 0093 Exception Cleared.

HUD 0001 Missing Final HUD-1 - Missing Final HUD-1. Review utilized HUD in file marked Estimated for data entry (pg 455). Compliance review not complete. Additional conditions may apply pending receipt of Final HUD. - 9/18/15 - Received a copy of the Revised Final HUD1 Settlement Statement that has been signed/stamped certified by the Settlement Agent as required in dry funding states (CA). Confirmed Itemization of Amounts Paid By or In Behalf of Borrower agrees with Total Paid By/For Borrower (HUD Line 220). HUD1 confirms cash required to close. HUD 0001 Exception Cleared.

DEED 0049 Mortgage/Deed of Trust is Incomplete - No evidence located in file that mortgage (pg 416) has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. - 9/4/15 - Received response from lender: "Rec DOT". Attached is the complete copy of the recorded Deed of Trust for subject transaction. County recordation date is 8/25/15. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.

RESPA 0009 10% Tolerance Violation between GFE and HUD1 - Final GFE (pg 505) reflects required charges of $5561. Estimated HUD used for review (pg 455) reflects required charges of $6634.50. Increase of $1,073.50 results in >10% tolerance violation. No evidence of cure provided to borrower. Final HUD missing in file. - 9/8/15 - Received a copy of the Final HUD1 (Ref HUD 0001 Exception). 10% Tolerance violation is due to increase in Settlement Charges. Title Services and Lender Insurance is not subject to 10% rule when borrower shops and chooses a Settlement Agent that is not listed on the lenders Service Provider List (pg 552). RESPA 0009 Exception Cleared.

 COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence that borrower was provided with Consumer Handbook on Adjustable Rate Mortgages within 3 days of loan application date. - 9/3/15 - Proof of customer signature is not required, thus exception cleared. COMP 0037 Exception Cleared.
														Non-TRID
300062265	Funded	1	1	1	1				Low DTI - 32.68% DTI. Program maximum allowed 43%.; Verified reserves - Post closing reserves $229,679.56 or 46 months PITI. 9 months PITI reserves required.;
9/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $810,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
9/17/15 - Received response from lender: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for subject transaction. Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.;
9/17/15 - Received response from lender: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement signed and stamped certified as required in dry funding states (CA). HUD1 confirms cash required to close. Confirmed verified assets are sufficient for cash required to close. HUD 0001 Exception Cleared.;
9/17/15 - Received response from lender: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement signed and stamped certified as required in dry funding states (CA). HUD 0005 Exception Cleared.;
9/21/15 - Proof of customer signature is not required, thus exception cleared.  COMP 0037 Exception Cleared.;
 9/21/15 -Rental agreement satisfactory documents borrower was not liable for the temporary corporate housing expense and completes 24 months verification of landlord/mortgage history. CRED 0001 Exception Cleared.

HUD 0005 HUD-1 is not executed by Closing Agent or Stamped CTC - No final HUD provided in file.  HUD Settlement Statement provided in file is not signed and/or stamped certified by the Settlement Agent as required in dry funding states (CA).  - 9/17/15 - Received response from lender: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement signed and stamped certified as required in dry funding states (CA). HUD 0005 Exception Cleared.

DEED 0049 Mortgage/Deed of Trust is Incomplete - No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. - 9/17/15 - Received response from lender: "Rec DOT". Attached is a complete copy of the recorded Deed of Trust for subject transaction. Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $810,000 is supported. No post closing CDA provided.  - 9/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $810,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

CRED 0001 Unacceptable Mortgage History - Missing complete 24 months satisfactory mortgage/landlord rating. Credit report reflects satisfactory mortgage rating on prior residence from 3/2012 thru 7/2015. Missing  documentation to support borrower was not responsible for temporary corporate housing expenses incurred from 8/2015 to 9/2015. Borrower vacated temporary corporate housing and is staying in local hotel accommodations until loan close (pg 488), however, no supporting documentation was provided.  - 9/21/15 - Rental agreement satisfactory documents borrower was not liable for the temporary corporate housing expense and completes 24 months verification of landlord/mortgage history. CRED 0001 Exception Cleared.

HUD 0001 Missing Final HUD-1 - No final HUD provided in file.  HUD Settlement Statement provided in file is not signed and/or stamped certified by the Settlement Agent as required in dry funding states (CA). Additionally, HUD addendum reflects Notary charges are estimated (pg 362) and HUD1 Line 1303 reflects Buyer Funds Held for Final Accounting which confirms non-final HUD. Unable to confirm assets required to close.  Credit and compliance review is not complete. - 9/17/15 - Received response from lender: "Final HUD". Attached is a complete copy of the Final HUD1 Settlement Statement signed and stamped certified as required in dry funding states (CA). HUD1 confirms cash required to close. Confirmed verified assets are sufficient for cash required to close. HUD 0001 Exception Cleared.

 COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence the CHARM booklet was provided to the borrower within 3 business days of the Application date. - 9/21/15 -Proof of customer signature is not required, thus exception cleared.  COMP 0037 Exception Cleared.
														Non-TRID
300067327	Funded	2	2	2	1
Verified employment history - Per State of Washington business license verification (pg 3, 4), Borrower has been self employed for xx years and coborrower has been self employed for xx years. ; Verified housing payment history - 425 months of current and prior mortgage history paid 0x30 per credit report (pg 23). ; Low DTI - 26.64% on fully documented file. 43% maximum DTI allowed. ;

CRED 0009 Unacceptable Credit History - Lender guidelines state no 60 day lates on revolving debt in the past 24 months. Per credit report dated 8/24/2015 (pg 25) the coborrower was 60 days late in 8/2013 which is 25 months prior to credit and 90 days late in 9/2013 which was within the 24 month period. Per lender notes (pg 623) the 24 month period was based off the credit report date. No evidence for lender exception for 90 day revolving late within the past 24 months. , Compensating Factors: Verified housing payment history, Verified employment history, Low DTI

 COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - Per initial 1003, signed by loan officer (pg 825) the lender application date is 7/17/2015. Affiliated Business Disclosure (pg 1039) is dated 8/9/2015. No evidence that borrower was provided with disclosure within 3 days of lender application date. , Compensating Factors: Verified employment history

10/6/15 - Unable to determine when disclosure was provided since no evidence was given as to the actual delivery of the disclosure was made to the customer. COMP 0038 Exception Overridden to EV2 level.;
10/6/15 - Proof of customer signature is not required, thus exception cleared.  COMP 0037 Exception Cleared.;
10/6/15- Received from lender copy of  Certified Final HUD for REO property in Washington, reflecting cash  due from borrower in the amount of $102,050.88 plus $10,0000 earnest money for a total amount of $112,050.88. This amount was subtracted from total assets received for subject property. Reserves and funds to close for subject still met. HUD 0013 Exception cleared.;
10/6/15 - Initial Disclosure Matrix reflecting loans with property chosen must be sent the Homeownership Counseling Disclosure within 3 days of the property found date (RESPA Ap Date).  It further reflects it is not required for business purpose loans. RESPA 0031 Exception cleared.;
10/6/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,800,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
10/7/15- Received from lender certified copy of Final HUD1 for property in WA that reflects the taxes and insurance for the property. HOI at 115.33/m and taxes at $346.85/m. This matches documentation used for origination for a total PITI of $2011.79. CRED 0096 exception cleared.;
10/14/15 - Received evidence that borrower was provided with copy of appraisal report. ECOA 0003 Exception Cleared.;
10/16/15 - Received response from lender: "Corrected 1003". Attached is a complete copy of the borrower signed corrected 1003/Application dated 10/15/15. The REO section was corrected to list the documented lien amount of $318,000 and PITI Payment $2011.79 for non-subject rental property. Corrected 1003/Application replaces the original Final 1003/Application (pg 657) that was presented in the original loan file. APP 0006 Exception Cleared.;
10/21/15 - Exception re-reviewed. Confirmed APR variance is within 0.125% tolerance. MDIA 0002 Exception Cleared.;
 11/2/15 - Client acknowledged the credit exception due to excellent mortgage history, employment history, and low DTI.  CRED 0009 Exception Overridden to EV2 Level.

MDIA 0002 Loan Closed Prior to 3 Business Days After Delivery of Interim TIL - Borrower was issued interim TIL on 9/23/2015 (pg 881). Borrower was not provided with 3 day waiting period prior to closing after delivery of interim TIL.  - 10/21/15 - Exception re-reviewed. Confirmed APR variance is within 0.125% tolerance. MDIA 0002 Exception Cleared.

HUD 0013 Missing HUD-1 for Other Lien on Subject Property - Per Note (pg 763) dated 9/9/2015, borrower has recently purchased a new investment property. Missing copy of HUD for purchase of property at xxxx, required to confirm amount of borrowers assets which were used to purchase the new property.  Borrowers assets will need to be reduced by the amount of funds used for closing on newly acquired property. Unable to confirm final reserves for subject at time of closing.  - 10/6/15- Received from lender copy of  Certified Final HUD for REO property in WA, reflecting cash  due from borrower in the amount of $102,050.88 plus $10,0000 earnest money for a total amount of $112,050.88. This amount was subtracted from total assets received for subject property. Reserves and funds to close for subject still met. HUD 0013 Exception cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $1,800,000 is supported. No post closing CDA provided.  - 10/6/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,800,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

ECOA 0003 No evidence lender provided copies of written appraisals - Missing evidence that borrower was provided with copies of appraisal report.  Borrower Waiver forms in file are unsigned (pg 1022).  - 10/14/15 - Received evidence that borrower was provided with copy of appraisal report. ECOA 0003 Exception Cleared.

RESPA 0031 Homeownership Counseling Disclosure was not provided within 3 business days of application - Per initial 1003, signed by loan officer (pg 825) the lender application date is 7/17/2015. Homeownership Counseling Disclosure ((pg 1027) is dated 8/14/2015. No evidence that borrower was provided with disclosure within 3 days of lender application date.  - 10/6/15 -  Attached is a copy of the Initial Disclosure Matrix reflecting loans with property chosen must be sent the Homeownership Counseling Disclosure within 3 days of the property found date (RESPA Ap Date).  It further reflects it is not required for business purpose loans  RESPA 0031 Exception cleared.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - No evidence in file that borrower was provided with Consumer Handbook on Adjustable Rate Mortgages (CHARM booklet). - 10/6/15 - Proof of customer signature is not required, thus exception cleared.  COMP 0037 Exception Cleared.

RESPA 0015 RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application - Per initial 1003, signed by loan officer (pg 825) the lender application date is 7/17/2015. No other preliminary signed 1003 documents in file.  Initial disclosures are dated 8/14/2015 which is not within 3 days of Lender Application Date. The Initial Disclosure Date (2015-08-14) is more than 3 business days from the Application Date (2015-07-17). Three business days from the Application Date is (2015-07-21). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application.  - 10/28/15 - Initial 1003 in file on pg. 825) is executed 7/17. Override to EV2 level. Subject is refinance. RESPA 0015 Overridden to EV2 level.

APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - REO schedule (pg 661) lists new property in WA with lien amount of $1,015,726 and payment of $7338.79. Actual note for this property (pg 763) indicates a lien amount of $315,000 and payment of $1549.61. Final 1003 does not accurately reflect REO expenses.  - 10/16/15 - Received response from lender: "Corrected 1003". Attached is a complete copy of the borrower signed corrected 1003/Application dated 10/15/15. The REO section was corrected to list the documented lien amount of $318,000 and PITI Payment $2011.79 for non-subject rental property. Corrected 1003/Application replaces the original Final 1003/Application (pg 657) that was presented in the original loan file. APP 0006 Exception Cleared.

 CRED 0096 Missing proof of PITI payment on non-subject property - Missing verification of PITI expenses on new property. Copy of new Note was provided (pg 763) which documented P&I only. No verification of tax and insurance was provided. Review used total stated PITI on 1003 of $2011.79. Final DTI pending full PITI verification.  - 10/7/15- Received from lender certified copy of Final HUD1 for property in WA  that reflects the taxes and insurance for the property. HOI at 115.33/m and taxes at $346.85/m. This matches documentation used for origination for a total PITI of $2011.79. CRED 0096 exception cleared.;
														Non-TRID
300073146	Funded	1	1	1	1
Verified reserves - Post closing reserves of $290,563.46. 61 months of verified PITI reserves. 9 months of PITI reserves required. Borrower has sufficient reserves to cover 6 months reserves on departing residence.; Verified employment history - Borrower with current employer for xx years peverification (pg 220). ; Verified housing payment history - 165 months of current and prior mortgage history paid 0x30. ;

11/3/15 Proof of customer signature is not required, thus exception cleared. COMP 0037 Exception Cleared.;
11/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $790,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
11/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $790,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.;
11/5/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. HUD 0001 Exception Cleared.
 11/12/15 - Received a copy of the final HUD1 with an addendum to the HUD to reflect a breakdown of the $10,000 Seller credit which reflects a CTC Settlement agent stamp.  Credits applied with under disclosure being cured.  COMP 0001 Exception Cleared.;

APPR 0002 Appraisal is Incomplete - Appraiser provided no Site Value (pg 300). Land Value Comps were provided (pg 307) however no value was stated. Unable to determine is Site Value ratio is within standard guidelines. Appraiser provided no Cost Approach to Value. Appraiser states (pg 305) the Cost Approach was requested by the client, however the appraiser states there is insufficient market evidence to support the Cost Approach. No reason given for omission of Site Value.  - 11/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $790,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing evidence that borrower was provided with Consumer Handbook on Adjustable Rate Mortgages (CHARM). ARM Program Disclosure (pg 614) does not address delivery of CHARM booklet.  - 11/3/15 - Proof of customer signature is not required, thus exception cleared. COMP 0037 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $790,000 is supported. No post closing CDA provided.  - 11/3/15 - Received 3rd Party Desk Review that reflects original appraisal value of $790,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

COMP 0001 Finance charge under disclosed - Based on Final HUD received on 11/5/15 under exception code HUD 0001, finance charges are still underdisclosed but for a lower amount of $2,252.08. There is a lender credit on line #213 of the HUD in the amount of $367.50 and a seller credit on line #209 of the HUD1 in the amount of $10,000. No breakdown was provided in the file to determine what portion, if any apply to the borrowers prepaid costs thus none was applied. HUD1 addendum must be prepared and executed by the settlement agent. The disclosed finance charge ($380,434.32) is ($2,252.88) below the actual finance charge($382,687.20). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
 - 11/12/15 - Received a copy of the final HUD1 with an addendum to the HUD to reflect a breakdown of the $10,000 Seller credit which reflects a CTC Settlement agent stamp.  Credits applied with under disclosure being cured.  COMP 0001 Exception Cleared.

 HUD 0001 Missing Final HUD-1 - No final HUD provided in file. Unable to confirm assets required to close. Credit and compliance review is not complete. - 11/5/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. HUD 0001 Exception Cleared.
														Non-TRID
300112072	Funded	1	1	1	1
Verified credit history - 773 credit score. 740 minimum score required. No material derogatory. Credit file dates back to 1/1997.; Verified housing payment history - 25 months of verified rental history paid with no late payments. Prior mortgage history reporting 177 months of payments with 0x30 history. ;

2/23/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,175,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
02/25/2016 -With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  COMP 0035 Exception Cleared.
02/25/2016 -With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  COMP 0031 Exception Cleared.
02/25/2016 - Lender does not conduct regular business on Saturday or Sunday.
COMP 0006 Exception Cleared.;
02/25/2016 -With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  TRID 0049 Exception Cleared.;
02/25/2016 -With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  TRID 0028 Exception Cleared.;
2/25/16 - Received response from lender of: "e-Sign". Attached is a lender memo on lender letterhead executed by the Closing Manager that states: "borrower was not provided with e-Sign Disclosure" and Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident" with response of "lender does not have e-Sign capabilities and is not provided to our borrowers". TRID 0134 Exception Cleared.;
2/25/16 - Received response from lender of: "e-Sign". Attached is a lender memo on lender letterhead executed by the Closing Manager that states: "borrower was not provided with e-Sign Disclosure" and Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident" with response of "lender does not have e-Sign capabilities and is not provided to our borrowers". TRID 0135 Exception Cleared.;
2/26/16 - Proof of customer signature is not required, thus exception cleared.  COMP 0037 Exception Cleared.;
2/26/16 - Received response from lender: "LE Rebuttal". Attached is a lender statement: "Condition not valid per below", which sited CFR regulation 1026.37(g). ** Agreed. Confirmed fifth line item in Section H of the Initial LE (pg 414) is labeled "Additional Charges". TRID 0152 Exception Cleared.;
3/10/16 - Received lender response of: "Deposits".  Attached is a letter from employer that lists eight payments with information that payments are for reimbursement of business expenses. Total matches to the 8 deposits referenced in the borrowers letter in file (pg. 48).  CRED 0083 Exception Cleared.;
3/10/16 - Received lender response of: "Guideline rebuttal".  Attached is lender rebuttal regarding omission of commission income. Based on documentation provided by lender, including explanation of income calculations and rationalization for accepting the income as required per Appendix Q, Section 7(b), review has included commission income of $xxxx/mo. Revised DTI is below 43%.  QMATR 0002 Exception Cleared.;
3/10/16 - Received lender response which included 3 months of statements for Business account #3261 reflecting this account is in the name of the business. Statement amounts match the reimbursement paid to the borrower. Documentation provided verifies this is a business account and would not be included in borrower DTI. CRED 0093 Exception Cleared.;
 3/23/16 - Received a call from the lender.  Prepaid Basis confirmed to be Actual/360 vs. 30/360 as previously calculated.  Re-confirmed the TOP payment to match to the Disclosure at $1,522,065.43.  Under disclosed $94.65 cured with updated Prepaid Basis.  Re-calculated to 18 days of prepaid interest vs. 19.  TRID 0166 Exception Cleared.

RESPA 0031 Homeownership Counseling Disclosure was not provided within 3 business days of application - Homeownership Counseling Disclosure is dated 1/19/2016 (pg 401, 527) which is not within 3 business days of application date of 1/13/2016 per lender letter (pg 402). - 02/25/2016 - With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  COMP 0031 Exception Cleared.

CRED 0083 Asset Documentation is Insufficient - Borrowers explanation letter for large deposits (pg 48) indicates that the 8 large deposits totaling $223,246.38 are for reimbursed expenses. No further verification provided. Missing verification from employer confirming that these payments are for reimbursement of expenses. Amount of expense reimbursement is material and should be fully documented by employer, not by the employee (Borrower).  - 3/10/16 - Received lender response of: "Deposits".  Attached is a letter from employer that lists eight payments with information that payments are for reimbursement of business expenses. Total matches to the 8 deposits referenced in the borrowers letter in file (pg. 48).  CRED 0083 Exception Cleared.

CRED 0093 Credit Documentation is Insufficient - Per letter from borrower (pg 48) he receives expenses reimbursement from employer. These deposits are reflected on asset statements (pg 52-77) along with corresponding payments to the credit card. These payments to the creditor range from $10,000 to $51,704.84, however the account #xxxx on borrowers credit report (pg 16) reflects a credit line of $13,200. Missing verification of borrowers card account which was paid on borrowers bank statement. If borrower has any outstanding balance this payment must be included in DTI.   - 3/10/16 - Received lender response which included 3 months of statements for account #xxxx reflecting this account is in the name of the business. Statement amounts match the reimbursement paid to the borrower. Documentation provided verifies this is a business account and would not be included in borrower DTI. CRED 0093 Exception Cleared.

TRID 0028 Initial Loan Estimate Sent Date > 3 Business Days from Application Date - Initial Loan Estimate (pg 413) is dated 1/19/2016 is not within 3 business days of application date of 1/13/2016 per lender letter (pg 402). The Initial Loan Estimate Disclosure Date (2016-01-19) is more than 3 business days from the Application Date (2016-01-13). Three business days from the Application Date is (2016-01-16). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii)) - 02/25/2016 - With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  TRID 0028 Exception Cleared.

QMATR 0002 Loan DTI exceeds 43% - Variance in DTI due to lender including Commission Income of $xxxx which cannot be fully verified. DTI of 61.02% using verified income exceeds 43% maximum allowed.  - 3/11/2016- Received response from Lender rebutting omission of commission income. Based on documentation provided by lender, including explanation of income calculations and rationalization for accepting the income as required per Appendix Q, Section 7(b), review has included commission income of $xxxx/mo. Revised DTI is below 43%.  QMATR 0002 Exception Cleared..

TRID 0049 List of Settlement Service Providers Sent Date > 3 Business Days from Application Date - Settlement Service Providers List (pg 416) is dated 1/19/2016 is not within 3 business days of application date of 1/13/2016 per lender letter (pg 402). The List of Settlement Service Providers Disclosure Date (2016-01-19) is more than 3 business days from the Application Date (2016-01-13). Three business days from the Application Date is (2016-01-16). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii)) - 02/25/2016 - With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  TRID 0049 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $1,175,000 is supported. No post closing CDA provided.  - 2/23/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,175,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

TRID 0166 Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2) - UPDATED EXCEPTION:
The Total of Payments of $1,522,065.43 disclosed on the final CD (pg. 519) dated issued on 2/12/2016 is under disclosed by $94.65 (Recalculated Total Payments of $1,522,160.08 results in an under disclosed of $94.65 which matches to one-day per diem interest).

 - 3/23/16 - Under disclosed $94.65 cured with updated Prepaid Basis.  Re-calculated to 18 days of prepaid interest vs. 19.  TRID 0166 Exception Cleared.

COMP 0006 Missing Initial Disclosure(s) - Missing evidence that borrower was provided with 7/1 ARM Disclosure within 3 days of application date of 1/13/2016.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Subject is 7/1 Adjustable Rate Mortgage. Missing evidence that borrower was provided with Consumer Handbook on Adjustable Rate Mortgages (CHARM booklet).  - 2/26/16 - Proof of customer signature is not required, thus exception cleared.  COMP 0037 Exception Cleared.

TRID 0135 No proof borrower(s) can receive documents via the electronic method as intended - Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident. - 2/25/16 - Received response from lender of: "e-Sign". Attached is a lender memo on lender letterhead executed by the Closing Manager that states: "borrower was not provided with e-Sign Disclosure" and Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident" with response of "lender does not have e-Sign capabilities and is not provided to our borrowers". TRID 0135 Exception Cleared.

COMP 0035 Affiliated Business Disclosure Not Provided Within 3 Business Days of Application - Affiliated Business Disclosure is dated 1/19/2016 (pg 401, 412) which is not within 3 business days of application date per lender letter (pg 402). - 02/25/2016 - With exclusion of Saturday as a business day, Exception is cleared. Federal Holiday was previously excluded.  COMP 0035 Exception Cleared.

TRID 0152 Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4)) - Loan Estimate (pg 414) lists Section H fee of $2003 describe as Additional Charges. Title of fee does not meet Clear and Conspicuous standard. No detail Additional charges provided.  - 2/26/16 - Received response from lender: "LE Rebuttal". Attached is a lender statement: "Condition not valid per below", which sited CFR regulation 1026.37(g). ** Agreed. Confirmed fifth line item in Section H of the Initial LE (pg 414) is labeled "Additional Charges". TRID 0152 Exception Cleared.

 TRID 0134 Missing E-Sign Disclosure - No evidence that borrower was provided with E-sign disclosure. - 2/25/16 - Received response from lender of: "e-Sign". Attached is a lender memo on lender letterhead executed by the Closing Manager that states: "borrower was not provided with e-Sign Disclosure" and Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident" with response of "lender does not have e-Sign capabilities and is not provided to our borrowers". TRID 0134 Exception Cleared.
														TRID
300035175	Funded	1	1	1	1
Verified reserves - Verified assets after closing of $157,241.04 (39.18 months). 9 months required per guidelines. ; Verified employment history - Verified xx yr stable employment history per VOE pg 506.; Verified credit history - 744 qualifying score. Program guidelines require 700. No material derogatory credit. ; Verified housing payment history - 32 month mortgage history paid as agreed per the credit report pg 307.;

8/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
8/7/15 - Received response from lender of: "CHARM". Attached is a printout from the lenders system for subject loan reflecting CHARM  Booklet Provided 5/29/15, which is on the borrowers application date. Disclosure history reflects eDisclosures as method of delivery for disclosures that were sent on 5/29/15. ** No evidence of borrower signature is required for the CHARM booklet. COMP 0037 Exception Cleared.;
8/7/15 - Received a copy of the underwriter signed 1008 dated 7/16/15 reflecting a DTI 41.92%. APRV 0003 Exception Cleared.;
8/7/15 - Received a copy of the underwriter signed 1008 dated 7/16/15 reflecting a DTI 41.92%. APRV 0010 Exception Cleared.;
8/10/15 - Qualifying income is based on an average of YTD and 2013/2014 income, which is supported by Work#, Paystubs, and 2013/2014 W2s. Income trend is increasing. Income documentation supports the likelihood of continuance. CRED 0082 Exception Cleared.;
8/14/15 - Index rate disclosed on the lock confirmation form appears to have been entered in error.  Index rate per the lock date and compliance is 0.80535%. Lender re-disclosed the TIL with all documents executed on the consummation date.  COMP 0005 Exception Cleared.;
 8/21/15 - Lender memo and Settlement Agent email correspondence confirms intent to re-record corrected ARM Rider that was originally received on 8/14/15. DEED 0049 Exception Cleared.

COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - UPDATE EXCEPTION: Index Rate .70% is not within allowable values (0.7492,0.80535) for specified Index 12 Month London Inter-Bank Offering Rate (LIBOR) [LIBOR12M] within lookback period [45] for Loan Disbursement Date.

 - 8/14/15 - Index rate disclosed on the lock confirmation form appears to have been entered in error.  Index rate per the lock date and compliance is 0.80535%. Lender re-disclosed the TIL with all documents executed on the consummation date.  COMP 0005 Exception Cleared.

CRED 0082 Income Documentation is Insufficient - Missing standard VOE or written documentation from employer to confirm borrowers base pay income.  All income sources must be fully documented due to DTI being just under 43%.  - 8/10/15 - Qualifying income is based on an average of YTD and 2013/2014 income, which is supported by verification, Paystubs, and 2013/2014 W2s. Income trend is increasing. Income documentation supports the likelihood of continuance. CRED 0082 Exception Cleared.

APRV 0010 Underwriting Loan Approval is Deficient - Signed 1008 in file (pg 629) reflects a DTI of 43.212% which is outside of QM standards. No other lender approval provided in file. Missing lender approval with terms meeting QM requirements. - 8/7/15 - Received a copy of the underwriter signed 1008 dated 7/16/15 reflecting a DTI 41.92%. APRV 0010 Exception Cleared.

DEED 0049 Mortgage/Deed of Trust is Incomplete - Based on corrected Note, ARM Rider and TIL provided for COMP 0005 exception, missing is evidence that corrected ARM Rider to the Mortgage Deed of Trust reflecting an ARM Margin corrected from 0.70% to 2.25% has been sent for re-recording.  Lender provided evidence of a corrected Note, ARM Rider and TIL disclosure to correct the ARM Margin of 2.25% for COMP 0005 exception.  No evidence was included that the corrected Mortgage / Deed of Trust, ARM and PUD Riders were sent for re-recording.    - 8/21/15 -Lender memo and Settlement Agent email correspondence confirms intent to re-record corrected ARM Rider that was originally received on 8/14/15. DEED 0049 Exception Cleared.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - No evidence that borrower was provided with ARM Loan Disclosure or copy of Consumer Handbook on Adjustable Rate Mortgages (Charm booklet).  - 8/7/15 - No evidence of borrower signature is required for the CHARM booklet. COMP 0037 Exception Cleared.

APPR 0040 Missing Third Party Appraisal Review - Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.
 - 8/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.

NOTE 0050 Note is Incomplete - Subject is 10/1 ARM with a stated margin of .70% per the Note (pg 130) and Mortgage ARM Rider (pg 145). Margin was stated as 2.25% and the ARM index was stated as 0.70% on the Rate Lock (pg 511) which would appear to be the correct margin and index rate.  Index rate is disclosed as 0.70% in the file (pg 511,218). Based on the Note, Mortgage and Rider in file the margin and index rate are both 0.70% which appears to be an error.  Incorrect ARM terms appear to have been provided on the Note and Mortgage.   - 8/14/15 - Received a copy of the borrower executed corrected Note.  Margin was corrected from 0.70% to 2.25%. NOTE 0050 Exception Cleared.

 APRV 0003 Missing Loan Approval Date - 1008 in file (pg 629) is signed but not dated. No other lender approval provided in file.  Unable to determine lender approval date. - 8/7/15 - Received a copy of the underwriter signed 1008 dated 7/16/15 reflecting a DTI 41.92%. APRV 0003 Exception Cleared.
														Non-TRID
300042456	Funded	1	1	1	1
Verified housing payment history - 765 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates to 12/1996. ; Verified reserves - Post closing reserves of $75,021.35. 21 months of verified PITI reserves. 9 months required per guidelines.; Verified housing payment history - 231 months of current and prior mortgage history paid 0x30 per credit report. ;

8/27/15 - Received response from lender: "1008". Attached is a copy of the underwriter signed 1008 dated 8/14/15. Confirmed DTI of 37.065% agrees with the 1008 that was presented in the original loan file (pg 584). APRV 0003 Exception Cleared.;
8/27/15 - Deed of Trust property address and legal description agrees with the appraisal report and title commitment legal description and property address (pg 492, 574), which satisfactorily identifies the subject property. COLL 0001 Exception Cleared.;
 8/31/15 - Re-ran compliance based on lock date.  Compliance passed.  COMP 0005 Exception Cleared.;

COMP 0005 Invalid Index Rate - Value is outside the acceptable range for Lookback Period - Index Rate disclosed in file of .70% (pg 227) is below minimum index rate within range of .75035%. Correct index rate disclosure was not provided in file. Index Rate not within allowable values (0.75035,0.8467) for specified Index 12 Month London Inter-Bank Offering Rate (LIBOR) [LIBOR12M] within lookback period [45] for Loan Disbursement Date - 8/31/15 - Re-ran compliance based on lock date.  Compliance passed.  COMP 0005 Exception Cleared.

COLL 0001 APN Number is not listed on Security Instrument - APN was not listed on Mortgage (pg 175) or included on legal description.  - 8/27/15 -Deed of Trust property address and legal description agrees with the appraisal report and title commitment legal description and property address (pg 492, 574), which satisfactorily identifies the subject property. COLL 0001 Exception Cleared.

 APRV 0003 Missing Loan Approval Date - 1008 in file (pg 584) is signed but not dated. No other lender approval in file.  Unable to determine approval date.  - 8/27/15 - Received response from lender: "1008". Attached is a copy of the underwriter signed 1008 dated 8/14/15. Confirmed DTI of 37.065% agrees with the 1008 that was presented in the original loan file (pg 584). APRV 0003 Exception Cleared.
														Non-TRID